Fair Value Measurements	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements	Fair Value Measurements The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
As of June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury Securities	$414,268,577	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	33,741,000	—	—
Derivative warrant liabilities—Private Warrants	—	—	16,756,400
Total fair value	$448,009,577	$—	$16,756,400
As of December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury funds	$414,209,593	(1)	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	35,386,050		—	—
Derivative warrant liabilities—Private Warrants	—		—	18,415,060
Total fair value	$449,595,643		$—	$18,415,060

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the six months ended June 30, 2021.
The fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model each measurement date. The fair value of the warrants issued in connection with the Public Offering were initially measured at fair value using a Monte Carlo simulation model and subsequently measured based on the listed market price of such warrants. The Company estimates the fair value of the warrants at each reporting period, with changes in fair value recognized in the condensed statements of operations.
The estimated fair value of the derivative warrant liabilities – Public Warrants is determined using Level 1 inputs. The estimated fair value of the derivative warrant liabilities –Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2021	December 31, 2020
Volatility	23.5%	25.3%
Stock price	$9.95	$10.26
Expected life of the options to convert	5.05	5.42
Risk-free rate	0.88%	0.42%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities measured using Level 3 inputs, for the three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at January 1, 2021	$18,415,060
Change in fair value of derivative warrant liabilities	$(7,761,500)
Derivative warrant liabilities at March 31, 2021	$10,653,560
Change in fair value of derivative warrant liabilities	6,102,840
Derivative warrant liabilities at June 30, 2021	$16,756,400
FAIR VALUE MEASUREMENTS
The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurements”, for its financial assets and liabilities that are re- measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
U.S. Treasury securities	$414,209,593	$—	$—
Liabilities:
Derivative public warrant liabilities	$35,386,050	$—	$—
Derivative private warrant liabilities	$—	$—	$18,415,060
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2020, when the Public Warrants were separately listed and traded.
Level 1 instruments include investments in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since September 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $28.5 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of July 28, 2020	As of December 31, 2020
Volatility	16.1%	25.3%
Stock price	$9.59	$10.26
Expected life of the options to convert	6.00	5.42
Risk-free rate	0.35%	0.42%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities for the period from February 11, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at February 11, 2020 (inception)	$—
Issuance of Public and Private Warrants	25,275,880
Change in fair value of derivative warrant liabilities	28,525,230
Derivative warrant liabilities at December 31, 2020	$53,801,110

Marketwise, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements	Fair Value Measurements
The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of the dates indicated:

	June 30, 2021
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$101,503	$—	$—	$101,503
Total assets	101,503	—	—	101,503
Liabilities:
Derivative liabilities, current	—	—	662	662
Derivative liabilities, noncurrent	—	—	1,955	1,955
Class B Units - related party	—	—	1,235,648	1,235,648
Total liabilities	$—	$—	$1,238,265	$1,238,265

	December 31, 2020
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$25,016	$—	$—	$25,016
Total assets	25,016	—	—	25,016
Liabilities:
Derivative liabilities, noncurrent	—	—	4,343	4,343
Class B Units - related party	—	—	593,235	593,235
Total liabilities	$—	$—	$597,578	$597,578
The level 3 liabilities relate to our Class B Units and certain employee and non-employee contracts with embedded derivatives, see Note 8, Derivative Financial Instruments and Note 9, Stock-Based Compensation.
The following table summarizes the change in fair value of the derivative liabilities during the six months ended June 30, 2021 and 2020:

Balance at January 1, 2021	$597,578
Change in fair value of derivative instruments	(1,726)
Incremental Class B Units	43,880
Change in fair value of Class B Units	598,533
Balance at June 30, 2021	$1,238,265

Balance at January 1, 2020	$119,307
Change in fair value of derivative instruments	997
Incremental Class B Units	11,258
Change in fair value of Class B Units	49,796
Balance at June 30, 2020	$181,358

The following table summarizes the change in fair value of the Class B Units by income statement line item during the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$10,446	$13,848	$112,389	$9,885
Sales and marketing	840	1,022	8,263	1,022
General and administrative	35,703	57,616	477,881	38,889
Total change in fair value of Class B Units	$46,989	$72,486	$598,533	$49,796

To derive the fair value of the Class B Units, we estimated the fair value of Class B Units using a valuation technique. For more information regarding the valuation of the Class B Units, see Note 9, Stock-Based Compensation.
Fair Value Measurements
The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of the date indicated:

	December 31, 2020
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$25,016	$—	$—	$25,016
Total assets	25,016	—	—	25,016
Liabilities:
Derivative liabilities, noncurrent	—	—	4,343	4,343
Class B Units - related party	—	—	593,235	593,235
Total liabilities	$—	$—	$597,578	$597,578

	December 31, 2019
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$133,631	$—	$—	$133,631
Total assets	133,631	—	—	133,631
Liabilities:
Derivative liabilities, noncurrent	—	—	1,274	1,274
Class B Units - related party	—	—	118,033	118,033
Total liabilities	$—	$—	$119,307	$119,307
The level 3 liability recognized within Long term liabilities – related party on the consolidated balance sheets relates to our Class B Units, see Stock-Based Compensation note.
The following table summarizes the change in fair value of the derivative liabilities during the years ended December 31, 2018, 2019 and 2020:

Balance – January 1, 2018	$104,504
Additions of derivative instruments at fair value	580
Change in fair value of derivative instruments	217
Redemptions of derivative instruments	(3,156)
Incremental Class B Units	5,343
Change in fair value of Class B Units	5,733
Balance – December 31, 2018	$113,221
Change in fair value of derivative instruments	478
Incremental Class B Units	8,611
Change in fair value of Class B Units	(3,003)
Balance – December 31, 2019	$119,307
Change in fair value of derivative instruments	3,069
Incremental Class B Units	18,745
Change in fair value of Class B Units	456,457
Balance – December 31, 2020	$597,578
The change in fair value of Class B Units recognized in Cost of revenue, Sales and marketing and General and administrative expenses was $86,907, $6,545 and $363,005, respectively, during the year ended December 31, 2020. The change in fair value of Class B Units recognized in Cost of revenue and General and administrative expenses was $548 and $2,455, respectively, during the year ended December 31, 2019. The change in fair value of Class B Units recognized in Cost of revenue and Sales and marketing expenses was $5,519 and $214, respectively, during the year ended December 31, 2018.
To derive the fair value of the Class B Units, we estimated the fair value of Class B Units using a market approach and a discounted cash flow approach and allocated the value of the Company to the various common units using an option pricing model. Key unobservable inputs for this valuation were our projected cash flows, volatility and the discount rates. Changes to these inputs could have a material impact on the accompanying consolidated financial statements. See Common Units note.